Share Plans (Details) (USD $)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 27, 2013 Selling, general and administrative expenses	Sep. 28, 2012 Selling, general and administrative expenses	Sep. 30, 2011 Selling, general and administrative expenses	Sep. 27, 2013 Separation costs	Sep. 28, 2012 Separation costs	Sep. 30, 2011 Separation costs	Sep. 27, 2013 Restructuring, asset impairments and divestiture charges (gains), net	Sep. 28, 2012 Restructuring, asset impairments and divestiture charges (gains), net	Sep. 30, 2011 Restructuring, asset impairments and divestiture charges (gains), net	Sep. 27, 2013 Total share-based compensation costs included in Continuing operations	Sep. 28, 2012 Total share-based compensation costs included in Continuing operations	Sep. 30, 2011 Total share-based compensation costs included in Continuing operations	Sep. 27, 2013 Discontinued operations	Sep. 28, 2012 Discontinued operations	Sep. 30, 2011 Discontinued operations	Sep. 28, 2012 Restricted Stock Awards	Sep. 28, 2012 Restricted Stock Awards Separation costs	Sep. 28, 2012 Restricted Stock Awards Discontinued operations	Sep. 27, 2013 Share Options	Sep. 28, 2012 Share Options Separation costs	Sep. 27, 2013 Tyco International Ltd. Stock and Incentive Plan (the "2004 Plan")	Sep. 27, 2013 2012 Plan	Sep. 17, 2012 2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation cost recognized	$ 63	$ 140	$ 110	$ 63	$ 81	$ 89	$ 0	$ 28	$ 0	$ 0	$ 4	$ 0	$ 63	$ 113	$ 89	$ 0	$ 27	$ 21
Recognized related tax benefit associated with share-based compensation arrangement	20,000,000	43,000,000	31,000,000													0	8,000,000	6,000,000
Result of modification in incremental compensation cost																			8,000,000	7,000,000	1,000,000		1,000,000
Result of modification in incremental expense for true-up																			$ 7,000,000	$ 6,000,000	$ 1,000,000
Maximum common shares to be issued as awards																								40,000,000		50,000,000
Minimum Margin of decrease in total number of common shares remaining available for grant																								1.8	3.32
Shares available for future grant																									40,000,000
Award vesting period																						4 years
Expiration period																						10 years